BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - News and Zen divestment and acquisition of Delivery Club (Details) ₽ in Millions, $ in Millions		8 Months Ended	12 Months Ended
	Sep. 08, 2022 RUB (₽)	Sep. 08, 2022 RUB (₽)	Dec. 31, 2023 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
ASSETS:
Goodwill			₽ 142,840	₽ 143,778	₽ 117,864	$ 1,592.6
Trade names and domain names
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)			6 years 3 months 18 days
Customer relationships
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)			7 years 4 months 24 days
Delivery Club LLC
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)	100.00%	100.00%
Fair value of consideration transferred	₽ 38,620
Effect of the News and Zen deconsolidation	38,051
Working capital adjustment				332
ASSETS:
Cash and cash equivalents	1,893	₽ 1,893
Accounts receivable	1,182	1,182
Goodwill	24,919	24,919
Intangible assets	13,864	13,864
Other current and non-current assets	2,089	2,089
Total assets	43,947	43,947
LIABILITIES:
Accounts payable, accrued and other liabilities	3,496	3,496
Other current and non-current liabilities	1,499	1,499
Total liabilities	4,995	4,995
Total purchase consideration	₽ 38,952	38,952
Revenues		11,724			13,047
Net loss		(6,452)			(10,120)
Proforma revenue				533,423	369,218
Proforma net income (loss)				₽ 3,112	₽ (24,773)
Delivery Club LLC | Trade names and domain names
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)	10 years
ASSETS:
Intangible assets	₽ 9,626	9,626
Delivery Club LLC | Customer relationships
Business Acquisition [Line Items]
Weighted-average remaining useful life (in years)	7 years
ASSETS:
Intangible assets	₽ 4,058	₽ 4,058